Supplement dated January 30, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Growth Fund	6/25/2014
Effective January 30, 2015, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Marsico	Chief Investment Officer and Portfolio Manager of Marsico	Co-manager	1997
Coralie Witter, CFA	Senior Analyst and Portfolio Manager of Marsico	Co-manager	2010
Kevin Boone	Senior Analyst and Portfolio Manager of Marsico	Co-manager	January 2015
The rest of the section remains the same.
Effective January 30, 2015, the list of portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Marsico	Chief Investment Officer and Portfolio Manager of Marsico	Co-manager	1997
Coralie Witter, CFA	Senior Analyst and Portfolio Manager of Marsico	Co-manager	2010
Kevin Boone	Senior Analyst and Portfolio Manager of Marsico	Co-manager	January 2015
Mr. Marsico is the Chief Investment Officer of Marsico and has over 35 years of experience as a securities analyst and a portfolio manager.
Ms. Witter is associated with Marsico as an investment professional since 2004 and has over 20 years of experience in the financial services industry, most of which has involved equity research. Ms. Witter graduated from the University of Colorado with a Bachelor's degree in International Affairs.
Mr. Boone is associated with Marsico as an investment professional since 2012 and has over eight years of experience in the financial services industry. Prior to joining Marsico, Mr. Boone was a senior equity analyst with Citadel Investment Group from 2011-2012, and before that served as Vice President of Equity Research at Morgan Stanley from 2009-2011, and Senior Associate in Investment Banking at Merrill Lynch from 2006-2009. Mr. Boone earned a BS in Accounting from the University of Florida and an MBA from the University of North Carolina.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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